UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8606


                             Scudder Pathway Series
                             ----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Pathway Series - Pathway Moderate Portfolio
Investment Portfolio as of November 30, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------


                                                                                          Shares                     Value ($)
                                                                                     -----------------------------------------
Equity Funds 62.4%
Scudder 21st Century Growth Fund "Institutional"                                               62,259                 868,507
Scudder Blue Chip Fund "Institutional"                                                      1,269,115              23,833,981
Scudder Capital Growth Fund "Institutional"                                                     4,102                 174,016
Scudder Emerging Markets Growth Fund "S"                                                           78                   1,312
Scudder Equity 500 Index Fund "Institutional"                                                 446,288              59,628,585
Scudder Greater Europe Growth Fund "S"                                                        193,006               5,106,940
Scudder Growth and Income Fund "Institutional"                                                707,413              15,074,969
Scudder International Equity Fund "Institutional"                                             111,939               1,243,639
Scudder International Fund "Institutional"                                                     26,146               1,120,360
Scudder International Select Equity Fund "Premier"                                            240,194               4,604,521
Scudder Japanese Equity Fund "S"                                                              151,311               1,591,790
Scudder Large Cap Value Fund "Institutional"                                                  147,092               3,259,568
Scudder Large Company Growth Fund "Institutional"                                             399,628               9,139,499
Scudder Large Company Value Fund "Institutional"                                              236,973               5,950,398
Scudder Micro Cap Fund "Institutional"                                                         36,674                 853,034
Scudder RREEF Real Estate Securities Fund "Institutional"                                      90,169               1,866,504
Scudder Select 500 Fund "S"                                                                   188,456               2,201,162
Scudder Small Cap Growth Fund "Investment"                                                     49,765               1,169,970
Scudder Small Company Stock Fund "S"                                                          242,733               6,743,118
Scudder Small Company Value Fund "S"                                                          112,407               3,413,794
Scudder-Dreman High Return Equity Fund "I"                                                     72,495               2,988,989
Scudder-Dreman Small Cap Value Fund "I"                                                         2,117                  70,663
                                                                                                                  -----------
Total Equity Funds (Cost $131,562,917)                                                                            150,905,319

Fixed Income Funds 33.8%
Scudder Fixed Income Fund "Institutional"                                                   7,011,333              76,774,095
Scudder GNMA Fund "S"                                                                           7,179                 108,406
Scudder High Income Opportunity Fund "S"                                                       11,815                 111,773
Scudder High Income Plus Fund "Premier"                                                       592,953               4,630,966
Scudder Income Fund "Institutional"                                                             8,592                 110,754
Scudder Short Term Bond Fund "S"                                                               10,368                 106,372
                                                                                                                   ----------
Total Fixed Income Funds (Cost $81,571,339)                                                                        81,842,366

Money Market Funds 3.5%
Scudder Cash Investment Trust "S"                                                           3,501,016               3,501,016
Scudder Money Market Series "Institutional"                                                 5,012,467               5,012,468
                                                                                                                   ----------
Total Money Market Funds (Cost $8,513,484)                                                                          8,513,484


                                                                                              % of
                                                                                           Net Assets              Value ($)
                                                                                           ----------              ---------

Total Investment Portfolio  (Cost $221,647,740)                                                  99.7             241,261,169
Other Assets and Liabilities, Net                                                                 0.3                 670,930
                                                                                                                  -----------
Net Assets                                                                                      100.0             241,932,099
                                                                                                                 ============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Moderate Portfolio


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Pathway Moderate Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004